Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Description of Plan	DESCRIPTION OF PLAN
The following brief description of the Travel + Leisure Co. Employee Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General—The Plan is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). The Plan was formed on August 1, 2006.
As of December 31, 2024 and for the period January 1, 2025 to May 31, 2025, Bank of America, N.A. was the Plan’s trustee. Effective June 1, 2025, Fidelity Management Trust Company became the Plan’s trustee (the “Trustee”). The Employee Benefits Committee (the “Plan Administrator”) of Travel + Leisure Co. (“the Company”) controls and manages the operation and administration of the Plan. Under the terms of a trust agreement between the Trustee and the Company, contributions to the Plan are deposited with the Trustee and maintained in a trust on behalf of the Plan. The Plan Administrator has granted discretionary authority to one or more investment managers appointed by the Plan Administrator.
The following is a summary of certain Plan provisions:
Eligibility—Each U.S. employee of the Company is eligible to participate in the Plan after 30 days of service and the attainment of age eighteen. Participants are eligible to receive employer matching contributions following one year of employment.
Employees at the Rio Mar location in Puerto Rico are not eligible to participate in the Plan as they are eligible to participate in a separate, locally-offered retirement savings plan.
Additionally, each part-time U.S. employee (as defined in the Plan document) of the Company is eligible to participate in the Plan and receive employer matching contributions following one year of eligible service (as defined in the Plan document) and the attainment of age eighteen. Each long-term part-time U.S. employee of the Company is eligible to participate in the plan as soon as administratively feasible following the date such employee attains age 18 and completes i) a computation period during which he or she was credited with at least 1,000 hours of service or, if earlier, ii) three consecutive computation periods during which he or she was credited with at least 500 hours of service, or iii) on or after January 1, 2025, two consecutive computation periods during which he or she was credited with at least 500 hours of service.
Contributions—Participants may contribute to a traditional pre-tax 401(k), a Roth 401(k), or a combination of both types each year up to 50% of their annual compensation, as defined in the Plan, subject to certain Internal Revenue Code (“IRC”) limitations. In 2025, the Company made matching contributions in the amount of 100% of the first 6% of compensation (as defined in the Plan document) that a participant contributed to the Plan on a payroll period basis. Participants who have attained age 50 before the end of the taxable year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined contribution plans.
Participant Accounts—Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contribution, the Company’s matching contribution, and an allocation of Plan earnings, and charged with withdrawals and an allocation of Plan losses. Allocations are based on participant earnings or account balances (as defined in the Plan document). The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investments—Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers mutual funds, common collective trusts, money market funds, and Travel + Leisure Co. common stock as investment options for participants. As of January 1, 2025, contributions were limited to a maximum of 25% into Travel + Leisure Co. common stock. Effective February 12, 2025, the Plan Administrator amended the Plan to prohibit contributions, investments, reinvestments, or exchanges into Travel + Leisure Co. common stock. Any reinvestment of dividends and other contributions previously directed to the Company Stock Fund will be reallocated to the default investment category selected by the Plan Administrator.
Participants retain the ability to transfer existing amounts from the Company Stock Fund to other investment categories. Any assets remaining in the Company Stock Fund on December 12, 2027 will be automatically transferred to the default investment category selected by the Plan Administrator unless a participant elects a different investment category prior to that date.
Vesting—Participants are immediately 100% vested in their contributions, employer contributions, plus actual earnings/losses thereon.
Notes Receivable from Participants—Notes receivable from participants are measured at their unpaid principal balance plus any accrued interest. Participants may borrow from their fund accounts up to a maximum of $50,000 or 50% of their account balance, whichever is less (provided the vested balance is at least $2,000). The initial principal amount of the loan may not be less than $1,000. The loans are secured by the balance in the participant’s account and bear interest at rates commensurate with local prevailing rates at the time funds are borrowed as determined quarterly by the Plan administrator. Qualified Individuals may take an additional loan should their principal place of residence be located in a Federal Emergency Management Agency Qualified Disaster Area thereby allowing them to have two outstanding loans at a time. Qualified individuals are permitted to borrow from their fund accounts up to a maximum of $100,000 or 100% of their account balance, whichever is less (provided the vested balance is at least $2,000). Principal and interest is paid ratably through payroll deductions. Defaulted participant loans are recorded as distributions based on the terms of the Plan document. Participant loan interest rates ranged from 4.25% to 9.50% at December 31, 2025.
Payment of Benefits—On termination of service, a participant may receive a lump-sum amount equal to the value of the participant’s vested interest in their account.
The Plan offers participants that have investments in Travel + Leisure Co. common stock, the option of having dividends on such stock distributed to the participant in cash or deposited into the participant’s account. Any dividends received in cash by participants will be subject to income taxes in the year of receipt. In 2025, the Company’s Board of Directors declared quarterly dividends of $0.56 per share in each of the quarterly periods ended March 31, June 30, September 30, and December 31, 2025 ($2.24 in aggregate). Dividends related to Travel + Leisure Co. common stock that were paid to the Plan were $1,147,841 of which $25,800 was distributed to participants in cash.